Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 1,763,114	$ 154,460
Accounts receivable, net	41,431	5,617
Inventory	37,435	25,514
Prepaid expense	49,167	45,000
Assets, Current	1,891,147	230,591
Other assets, net of amortization	19,157	30,077
TOTAL ASSETS	1,910,304	260,668
CURRENT LIABILITIES
Accounts payable and accrued expenses	324,983	494,938
Notes payable, current portion (Note 5)		250,000
Discount on convertible note payable (Note 5)		(192,000)
Deposits	135,000	100,000
Total current liabilities	459,983	652,938
Aggregate Investments	3,245,972
Discount on convertible notes payable	(2,937,019)
Total long-term liabilities	308,953
TOTAL LIABILITIES	768,936	652,938
COMMITMENTS, CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Convertible Preferred Series A, $.00067 Par Value, 50,000,000 Shares Authorized, -0- Shares Issued and Outstanding, at December 31, 2014 and December 31, 2015, respectively.
Common stock, $.00067 Par Value, 200,000,000 Shares Authorized, 82,909,300 and 85,803,467 Shares Issued, at December 31, 2014 and December 31, 2015, respectively.	57,236	55,293
Additional paid-in capital	84,410,821	78,511,529
Accumulated deficit	(84,075,695)	(79,019,719)
Accumulated other comprehensive loss	(40,567)
Non-controlling interest (Note 12)	789,573	60,627
Total stockholders’ equity (deficit)	1,141,368	(392,270)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,910,304	$ 260,668